Schedule of Investments (unaudited)
July 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.6%
Azule Energy Finance PLC
8.13%, 01/23/30(a)	$1,800	$1,823,940
8.25%, 01/22/31(a)	1,000	1,014,250
8.63%, 01/22/33(a)	1,000	1,021,500
		3,859,690
Argentina — 1.1%
Banco Macro SA, 8.00%, 06/23/29(a)	400	409,820
Compania General Combust, 11.88%, 11/28/30	300	304,875
Empresa Distribuidora Y Comercializadora Norte, 9.50%, 04/28/33	300	297,600
Pampa Energia SA
7.75%, 11/14/37	265	268,783
7.88%, 12/16/34(a)	500	520,005
Pluspetrol SA
8.13%, 05/18/31(a)	200	206,476
8.50%, 05/30/32(a)	200	211,020
Tecpetrol SA, 7.63%, 11/03/30(a)	350	359,546
Telecom Argentina SA
8.50%, 01/20/36	250	260,788
9.25%, 05/28/33(a)	550	589,550
9.50%, 07/18/31(a)	250	270,619
Transportadora de Gas del Sur SA, 7.75%, 11/20/35(a)	400	411,500
Vista Energy Argentina SAU
7.63%, 12/10/35(a)	250	258,375
7.88%, 04/08/38	200	205,595
8.50%, 06/10/33(a)	300	318,113
YPF SA
7.00%, 09/30/33(a)(b)	200	203,530
7.00%, 12/15/47(a)	215	202,530
8.25%, 01/17/34(a)	650	684,450
8.75%, 09/11/31(a)	200	212,550
9.00%, 06/30/29(a)(b)	257	266,464
9.50%, 01/17/31(a)	270	286,389
		6,748,578
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 01/22/31(a)	1,000	998,580
Bahrain — 0.3%
Bapco Energies Sukuk Ltd., 6.25%, 01/29/35(a)	800	773,600
BBK BSC, 6.88%, 06/06/29(a)	400	386,120
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(a)	400	386,188
		1,545,908
Brazil — 3.1%
3R Lux SARL, 9.75%, 02/05/31(a)	200	211,352
Adecoagro SA, 7.50%, 07/29/32(a)	100	97,484
Aegea Finance SARL
7.63%, 01/20/36(a)	200	171,750
9.00%, 01/20/31(a)	200	194,220
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(a)	200	193,272
Axia Energia SA
4.63%, 02/04/30(a)	200	191,737
6.50%, 01/11/35(a)	400	397,000
Azul Secured Finance LLP, 9.88%, 02/15/31(a)	400	369,032
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	200	184,480
Banco Bradesco SA, 6.50%, 01/22/30(a)	200	204,526
Security	Par (000)	Value
Brazil (continued)
Banco Bradesco SA/Cayman Islands, 5.38%, 01/20/31(a)(c)	$400	$391,600
Banco BTG Pactual SA
5.75%, 01/22/30(a)	200	199,000
6.25%, 04/08/29(a)	200	202,596
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/27/31(a)	200	196,130
Banco do Brasil SA
4.88%, 01/11/29(a)	200	197,500
6.00%, 03/18/31(a)	200	200,440
Banco do Brasil SA/Cayman
5.63%, 10/23/31	200	195,749
6.25%, 04/18/30(a)	200	202,812
Banco Votorantim SA/Luxembourg, 5.88%, 04/08/28(a)	200	200,500
BRF SA
4.88%, 01/24/30(a)	200	187,656
5.75%, 09/21/50(a)	200	151,000
Constellation Oil Services Holding SA, 9.38%, 11/07/29(a)	200	210,250
Cosan Overseas Ltd., 8.25%(a)(d)	200	187,150
CSN Inova Ventures, 6.75%, 01/28/28(a)	400	333,680
CSN Resources SA
4.63%, 06/10/31(a)	200	123,000
5.88%, 04/08/32(a)	200	123,440
8.88%, 12/05/30(a)	200	141,500
FS Luxembourg SARL
8.13%, 02/11/36	200	181,250
8.63%, 06/25/33(a)	200	189,700
Gol Finance, Inc., 14.38%, 06/06/30(a)	600	581,508
Itau Unibanco Holding SA/Cayman Island, 6.00%, 02/27/30(a)(c)	400	404,880
Klabin Austria GmbH
3.20%, 01/12/31(a)	200	179,280
5.75%, 04/03/29(a)	200	201,755
7.00%, 04/03/49(a)	400	399,360
LD Celulose International GmbH, 7.95%, 01/26/32(a)	200	208,130
MARB BondCo PLC, 3.95%, 01/29/31(a)	400	350,553
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	527	516,140
Minerva Luxembourg SA
4.38%, 03/18/31(a)	200	174,836
7.50%, 04/22/36(a)	400	381,580
8.88%, 09/13/33(a)	200	207,100
Nova Securitisation SARL
5.75%, 02/03/31(a)	200	190,175
6.50%, 02/03/36(a)	200	182,000
Oceanica Lux, 11.25%, 05/08/31	200	200,640
Petrobras Global Finance BV
5.13%, 09/10/30(c)	300	291,795
5.50%, 06/10/51	250	196,703
5.60%, 01/03/31(c)	275	274,312
6.00%, 01/27/28(c)	400	405,660
6.00%, 01/13/35(c)	350	345,093
6.25%, 01/10/36(c)	250	244,075
6.50%, 07/03/33(c)	250	253,344
6.75%, 01/27/41	200	195,100
6.85%(c)	500	452,650
6.88%, 01/20/40(c)	200	201,173
7.25%, 03/17/44(c)	316	319,362
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(a)	200	197,150

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
Raizen Fuels Finance SA
5.70%, 01/17/35(a)	$400	$212,908
6.25%, 07/08/32(a)	200	105,500
6.45%, 03/05/34(a)	400	211,000
6.70%, 02/25/37(a)(e)(f)	400	211,000
6.95%, 03/05/54(a)	600	313,728
Rede D'or Finance Sarl, 6.55%, 04/28/36(a)	200	192,382
Rede D'or Finance SARL
4.50%, 01/22/30(a)	200	188,640
4.95%, 01/17/28(a)	200	197,500
6.45%, 09/09/35(a)	200	192,389
Rumo Luxembourg SARL
4.20%, 01/18/32(a)	200	175,000
5.25%, 01/10/28(a)	200	195,656
Sabesp Lux SARL, 5.63%, 08/20/30(a)	200	195,220
Samarco Mineracao SA, 9.50%, 06/30/31, (9.00 % PIK)(a)(g)	1,508	1,515,107
Simpar Europe SA, 5.20%, 01/26/31(a)	200	168,614
Usiminas International SARL, 7.50%, 01/27/32(a)	200	205,422
XP, Inc., 6.75%, 07/02/29(a)	200	202,300
Yinson Bergenia Production BV, 8.50%, 01/31/45(a)	781	834,823
Yinson Boronia Production BV, 8.95%, 07/31/42(a)	384	422,376
		19,323,725
Cameroon,United Republic Of — 0.1%
Golar LNG Ltd., 7.50%, 10/02/30(a)	800	812,632
Cayman Islands — 0.1%
MM Mirage Bluewater II Ltd., 8.75%, 06/29/29(h)	750	743,678
Chile — 1.2%
AES Andes SA, 8.15%, 06/10/55, (5-year CMT + 3.84%)(a)(i)	800	833,920
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)	800	815,000
Banco de Credito e Inversiones SA
7.50%, (5-year CMT + 3.77%)(a)(d)(i)	800	834,360
8.75%, (5-year CMT + 4.94%)(a)(d)(e)(f)(i)	600	632,028
Inversiones CMPC SA, 6.70%, 12/09/57, (5-year CMT + 2.83%)(a)(i)	1,000	968,045
Latam Airlines Group SA
7.63%, 01/07/31(a)	1,180	1,205,075
7.88%, 04/15/30(a)	1,855	1,896,737
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	500	394,375
		7,579,540
China — 2.5%
Central Plaza Development Ltd., 6.80%, 04/07/29(a)	800	797,750
CFAMC III Co. Ltd., 4.25%, 11/07/27(a)	1,200	1,188,324
CFAMC IV Co. Ltd., 4.50%, 05/29/29(a)	800	788,264
Fortune Star BVI Ltd., 8.50%, 05/19/28(a)	800	814,280
Franshion Brilliant Ltd., 4.25%, 07/23/29(a)	800	740,360
Greentown China Holdings Ltd., 8.45%, 02/24/28(a)	1,000	1,011,420
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.37%)(a)(d)(i)	8,300	8,277,839
Longfor Group Holdings Ltd.
3.95%, 09/16/29(a)	1,400	1,182,972
4.50%, 01/16/28(a)	400	373,500
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(a)	600	299,316
		15,474,025
Security	Par (000)	Value
Colombia — 2.1%
ABRA Global Finance, 14.00%, 10/22/29, (6.00% Cash + 8.00% PIK)(a)(g)	$349	$341,804
AI Candelaria Spain SA, 5.75%, 06/15/33(a)	400	367,500
Banco Davivienda SA
6.65%, (10-year CMT + 5.10%)(a)(d)(i)	400	371,448
8.13%, 07/02/35, (5-year CMT + 4.59%)(a)(i)	400	411,600
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.32%)(c)(i)	600	632,250
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)	400	377,780
Ecopetrol SA
4.63%, 11/02/31	500	454,250
5.88%, 05/28/45	840	667,926
5.88%, 11/02/51(c)	420	323,452
6.88%, 04/29/30	900	910,530
7.38%, 09/18/43(c)	400	384,250
7.75%, 02/01/32	800	824,400
8.38%, 01/19/36	880	926,856
8.63%, 01/19/29	550	580,525
8.88%, 01/13/33	1,100	1,186,350
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)	391	366,735
Gran Tierra Energy, Inc., 9.75%, 04/15/31(a)	200	179,540
Grupo Aval Ltd., 4.38%, 02/04/30(a)	800	752,160
Grupo Nutresa SA
7.88%(i)	600	591,750
8.00%, 05/12/30(a)	800	845,362
9.00%, 05/12/35(a)	600	664,223
Parex Resources, Inc., 8.50%, 05/11/31(a)	200	202,500
Promigas SA ESP/Gases del Pacifico SAC, 7.75%, 06/24/56, (5-year CMT + 3.63%)(h)(i)	400	406,280
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/30(a)	400	399,376
		13,168,847
Congo, The Democratic Republic — 0.2%
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	1,000	1,005,310
Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(a)	400	410,960
AES Espana BV, 7.75%, 02/25/37(e)(f)(h)	200	200,876
		611,836
Ghana — 0.4%
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	800	699,096
Tullow Holdco 2 Ltd., 15.00%, 11/15/28, (12.00 % Cash and 3.00 % PIK)(a)(g)	1,632	1,677,640
		2,376,736
Guatemala — 1.4%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	1,600	1,562,720
CT Trust, 5.13%, 02/03/32(a)	1,200	1,122,000
Energuate Trust 2 0, 6.35%, 09/15/35(a)	1,000	979,860
Industrial Subordinated Trust 2 0, 6.55%, 04/15/36, (5-year CMT + 2.86%)(a)(i)	1,000	1,005,100
Investment Energy Resources Ltd., 6.25%, 04/26/29(a)	1,000	979,375
Millicom International Cellular SA
4.50%, 04/27/31(a)(c)	1,000	921,327
6.25%, 03/25/29(a)	720	719,892

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Guatemala (continued)
7.38%, 04/02/32(a)	$800	$818,500
Mobiliare Latam SA/Mobiliare Latam Mexico SA de CV, 6.75%, 11/10/32(a)	400	397,208
		8,505,982
Hong Kong — 2.1%
Cas Capital No. 2 Ltd., 6.25%, (5-year CMT + 2.53%)(a)(d)(i)	1,000	996,080
China CITIC Bank International Ltd., 4.80%, (5-year CMT + 2.10%)(a)(d)(i)	900	900,567
CS Treasury Management Services P Ltd., 9.00%(a)(d)	1,531	1,573,231
Li & Fung Ltd., 5.25%(a)(d)	800	467,280
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)	1,600	1,552,144
5.75%, 07/21/28(a)	1,200	1,187,400
6.50%, 09/24/33(a)	800	771,680
7.63%, 04/17/32(a)	1,200	1,219,500
Nanyang Commercial Bank Ltd., 6.50%, (5-year CMT + 3.51%)(a)(d)(i)	1,000	1,010,000
NWD Finance BVI Ltd.
6.25%(a)(d)(e)(f)	400	262,600
12.18%, 12/31/49, (5-year CMT + 7.889%)(a)(d)(e)(f)	800	776,520
NWD MTN Ltd., 4.13%, 07/18/29(a)	800	670,376
PCPD Capital Ltd., 7.50%, 05/15/29	800	794,000
Seaspan Corp. Pte. Ltd., 5.50%, 08/01/29(a)	1,000	969,840
		13,151,218
Hungary — 0.3%
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.86%)(a)(i)	1,200	1,251,000
8.75%, 05/15/33, (5-year CMT + 5.06%)(a)(i)	800	835,520
		2,086,520
India — 2.8%
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.32%)(a)(d)(i)	800	797,250
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	1,000	1,002,650
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(a)	742	754,674
Delhi International Airport Ltd., 6.45%, 06/04/29(a)	800	815,576
Greenko Power II Ltd., 4.30%, 12/13/28(a)	1,004	961,809
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(a)	1,182	1,191,533
HDFC Bank Ltd., 3.70%, (5-year CMT + 2.93%)(a)(d)(i)	1,400	1,394,312
IIFL Finance Ltd., 7.60%, 09/10/29(h)	600	602,100
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(a)	1,000	1,006,250
JSW Steel Ltd., 5.05%, 04/05/32(a)	600	580,218
Muthoot Finance Ltd.
5.75%, 08/04/30(a)(c)	1,000	973,010
6.38%, 04/23/29(a)	1,000	996,250
6.38%, 03/02/30(a)	1,000	989,800
7.13%, 02/14/28(a)	800	806,600
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31(a)	1,000	988,750
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(a)	600	580,650
UPL Corp. Ltd., 4.63%, 06/16/30(a)	600	552,000
Vedanta Resources Finance II PLC
7.00%, 07/13/32(h)	800	799,200
7.38%, 07/13/34(h)	1,000	996,520
7.75%, 07/13/37(h)	800	800,000
		17,589,152
Security	Par (000)	Value
Indonesia — 0.6%
Bank Negara Indonesia Persero Tbk PT, 7.15%, (5-year CMT + 3.26%)(a)(d)(i)	$1,000	$991,250
Garuda Indonesia Persero Tbk PT, 6.50%, 12/28/31, (6.50% Cash or 7.25% PIK)(a)(g)	924	777,735
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30(a)	800	828,000
Nickel Industries Ltd., 9.00%, 09/30/30(a)	1,000	1,017,620
		3,614,605
Israel — 2.0%
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(h)	925	913,438
5.88%, 03/30/31(a)(h)	900	859,542
8.50%, 09/30/33(a)(h)	1,000	1,050,340
Leviathan Bond Ltd., 6.75%, 06/30/30(a)(h)	575	589,565
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	1,300	1,328,743
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	2,850	2,091,187
5.13%, 05/09/29(c)	1,600	1,588,832
6.00%, 12/01/32	600	610,185
6.75%, 03/01/28	1,600	1,624,416
8.13%, 09/15/31	700	778,673
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	1,000	1,011,100
		12,446,021
Ivory Coast — 0.1%
Endeavour Mining PLC, 7.00%, 05/28/30(a)	600	609,474
Jamaica — 0.5%
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(a)	2,800	2,882,250
Kuwait — 0.2%
KFH Tier 1 Sukuk 2 Ltd., 6.25%, (5-year CMT + 2.50%)(a)(d)(i)	1,200	1,195,380
Luxembourg — 0.4%
Altice Financing SA
5.00%, 01/15/28(a)	1,500	937,500
5.75%, 08/15/29(a)	2,800	1,759,688
		2,697,188
Macau — 1.5%
MGM China Holdings Ltd.
6.25%, 05/15/33(h)	1,200	1,155,336
7.13%, 06/26/31(a)	600	614,250
SJM International Ltd., 6.50%, 01/15/31(a)	800	754,176
Studio City Finance Ltd., 5.00%, 01/15/29(a)	1,600	1,529,824
Wynn Macau Ltd.
5.13%, 12/15/29(a)	1,600	1,544,080
5.50%, 10/01/27(a)	400	398,000
5.63%, 08/26/28(a)	2,000	1,973,400
6.75%, 02/15/34(a)	1,600	1,567,200
		9,536,266
Malaysia — 0.2%
Gohl Capital Holdings Ltd.
7.63%, (5-year CMT + 3.71%)(a)(d)(i)	1,000	955,000
8.30%, (5-year CMT + 4.26%)(a)(d)(i)	600	569,292
		1,524,292
Mauritius — 0.1%
Axian Telecom Holding & Management PLC, 7.25%, 07/11/30(a)	800	808,256

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico — 4.5%
Alpek SAB de CV
3.25%, 02/25/31(a)	$400	$347,150
4.25%, 09/18/29(a)	200	187,000
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.64%)(a)(d)(i)	200	198,588
6.63%, (10-year CMT + 5.03%)(a)(d)(i)	200	189,550
7.50%, (10-year CMT + 5.47%)(a)(d)(i)	200	198,650
7.63%, (10-year CMT + 5.35%)(a)(d)(i)	200	199,480
8.00%, (5-year CMT + 3.73%)(d)(h)(i)	200	199,300
8.38%, (10-year CMT + 7.76%)(a)(d)(i)	400	410,168
8.38%, (5-year CMT + 4.07%)(a)(d)(i)	200	202,895
8.45%, (5-year CMT + 4.01%)(d)(h)(i)	200	199,800
8.75%, (10-year CMT + 4.30%)(a)(d)(i)	400	410,000
Banco Nacional de Mexico SA, 6.70%, 08/07/36, (5-year CMT + 2.68%)(a)(i)	400	395,600
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 7.53%, 10/01/28, (5-year CMT + 3.00%)(a)(i)	600	623,640
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/33, (5-year CMT + 2.65%)(a)(i)	400	390,564
5.88%, 09/13/34, (5-year CMT + 4.31%)(a)(i)	350	342,405
7.63%, 02/11/35, (5-year CMT + 3.38%)(a)(i)	400	410,000
8.13%, 01/08/39, (5-year CMT + 4.21%)(a)(i)	400	421,060
8.45%, 06/29/38, (5-year CMT + 4.66%)(a)(i)	400	429,200
Borr IHC Ltd./Borr Finance LLC, 9.00%, 01/15/34(h)	800	778,800
Cemex SAB de CV, 7.20%, (5-year CMT + 3.52%)(a)(d)(i)	400	411,800
COX Asset Mexico SA de CV
7.13%, 01/08/32(a)	600	596,334
7.75%, 05/08/36	200	200,011
Fibra SOMA Trust F/6185, 7.13%, 05/28/36(a)	200	196,300
Grupo Aeromexico SAB de CV
8.25%, 11/15/29(a)	400	399,792
8.63%, 11/15/31(a)	400	401,880
Grupo Televisa SAB
5.00%, 05/13/45	400	273,652
5.25%, 05/24/49	200	135,822
6.13%, 01/31/46	400	308,820
6.63%, 01/15/40	200	174,000
Nemak SAB de CV, 3.63%, 06/28/31(a)	400	337,880
Orbia Advance Corp. SAB de CV
2.88%, 05/11/31(a)	200	166,250
5.50%, 01/15/48(a)	200	149,146
5.88%, 09/17/44(a)(c)	400	319,800
6.80%, 05/13/30(a)	200	200,131
Petroleos Mexicanos
5.95%, 01/28/31	1,450	1,422,522
6.35%, 02/12/48	700	553,700
6.38%, 01/23/45(c)	450	367,088
6.50%, 01/23/29	470	476,674
6.50%, 06/02/41(c)	600	520,506
6.63%, 06/15/35(c)	1,100	1,043,449
6.70%, 02/16/32	2,800	2,795,240
6.75%, 09/21/47(c)	2,300	1,887,035
6.84%, 01/23/30	950	965,057
6.95%, 01/28/60	1,550	1,247,161
7.69%, 01/23/50	3,400	3,041,980
8.75%, 06/02/29(c)	850	904,145
10.00%, 02/07/33	850	982,600
Saavi Energia SARL, 8.88%, 02/10/35(a)	500	542,050
Security	Par (000)	Value
Mexico (continued)
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32(a)	$380	$371,876
		27,926,551
Mongolia — 0.1%
Golomt Bank, 7.95%, 05/14/29(a)	600	603,354
Morocco — 0.3%
OCP SA
6.74%, (5-year CMT + 2.75%)(a)(d)(i)	1,400	1,373,400
7.37%, (5-year CMT + 3.22%)(a)(d)(i)	800	783,248
		2,156,648
Nigeria — 0.6%
Access Bank PLC, 9.13%, (5-year CMT + 8.07%)(a)(d)(i)	400	402,044
Dangote Fertiliser Ltd., 7.75%, 05/05/31(a)	800	803,743
IHS Holding Ltd.
6.25%, 11/29/28(a)	400	398,288
7.88%, 05/29/30(a)	400	411,016
8.25%, 11/29/31(a)	800	835,016
SEPLAT Energy PLC, 9.13%, 03/21/30(a)	600	630,750
		3,480,857
Oman — 0.2%
Otel Sukuk Ltd., 5.38%, 01/24/31(a)	800	799,128
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	650	661,609
		1,460,737
Pakistan — 0.3%
Veon Midco BV
6.95%, 06/01/31(c)(h)	1,000	991,880
7.45%, 06/01/33(h)	800	792,752
7.45%, 06/01/33(a)	200	198,188
		1,982,820
Panama — 0.8%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)	1,666	1,567,185
C&W Senior Finance Ltd., 9.00%, 01/15/33(a)	1,200	1,215,542
Sable International Finance Ltd., 7.13%, 10/15/32(a)	1,400	1,380,210
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(a)	800	754,120
		4,917,057
Peru — 1.7%
Banco de Credito del Peru SA
3.25%, 09/30/31, (5-year CMT + 2.45%)(a)(i)	550	545,688
5.80%, 03/10/35, (5-year CMT + 2.24%)(a)(i)	800	794,200
6.45%, 07/30/35, (5-year CMT + 2.49%)(a)(c)(i)	1,200	1,219,800
Cia de Minas Buenaventura SAA, 6.80%, 02/04/32(a)	1,000	1,018,150
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/38(a)	1,000	1,070,100
Minsur SA, 4.50%, 10/28/31(a)	400	377,232
Peru LNG SRL, 5.38%, 03/22/30(a)	934	906,971
Petroleos del Peru SA
4.75%, 06/19/32(a)	1,400	1,203,300
5.63%, 06/19/47(a)	3,000	2,149,410
Volcan Cia Minera SAA, 8.50%, 10/28/32(a)	1,450	1,496,240
		10,781,091
Philippines — 0.8%
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	800	776,480
Manila Water Co., Inc., 4.38%, 07/30/30(a)	800	773,000
San Miguel Global Power Holdings Corp.
8.13%, (5-year CMT + 6.40%)(a)(d)(i)	1,000	993,650
8.75%, (5-year CMT + 7.73%)(a)(d)(i)	1,400	1,409,814

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines (continued)
8.95%, (5-year CMT + 7.45%)(a)(d)(i)	$400	$403,500
SMIC SG Holdings Pte. Ltd., 5.38%, 07/24/29(a)	600	601,688
		4,958,132
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(a)	600	566,994
Qatar — 0.1%
Commercial Bank PSQC (The), 6.25%, (5-year CMT + 2.66%)(a)(d)(i)	800	785,000
Saudi Arabia — 2.9%
Alinma At1 Sukuk Ltd.
6.50%, (5-year CMT + 2.36%)(a)(d)(i)	600	604,410
6.63%, (5-year CMT + 2.35%)(a)(d)(i)	800	813,056
Alinma Bank, 6.25%, (5-year CMT + 2.43%)(a)(d)(i)	800	797,400
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.20%)(a)(d)(i)	1,400	1,410,514
ANB Tier 1 Sukuk Co. Ltd., 6.40%, (5-year CMT + 2.60%)(a)(d)(i)	1,000	1,002,110
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(a)	1,000	1,002,350
Arabian Centres Sukuk IV Ltd., 8.88%, 12/04/30(a)	1,000	990,940
BAB Usd At1 Sukuk Ltd.
6.38%, (5-year CMT + 2.65%)(a)(d)(i)	800	800,760
6.50%, (5-year CMT + 2.36%)(a)(d)(i)	800	803,171
BAJ Tier 1 Sukuk Co. Ltd., 6.50%, (5-year CMT + 2.85%)(a)(d)(i)	600	601,687
Banque Saudi Fransi, 6.38%, (6 year USD CMT + 2.52%)(a)(d)(i)	1,000	992,110
Dar Al-Arkan Sukuk Co. Ltd.
7.25%, 07/02/30(a)	1,200	1,175,856
7.25%, 05/26/31(a)	800	783,824
8.00%, 02/25/29(a)	800	804,000
Riyad T1 Sukuk Ltd., 5.50%, (5-year CMT + 1.91%)(a)(d)(i)	1,400	1,371,468
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.17%)(a)(d)(i)	600	590,988
SAB AT1 Ltd., 6.50%, (5-year CMT + 2.30%)(a)(d)(i)	1,000	1,006,875
Saib Tier 1 Sukuk Ltd., 6.38%, (5-year CMT + 2.09%)(a)(d)(i)	1,000	1,006,250
Saudi National Bank (The), 6.15%, (5-year CMT + 2.34%)(a)(d)(i)	1,400	1,367,604
		17,925,373
Serbia — 0.5%
Telecommunications Co. Telekom Srbija AD Belgrade
7.00%, 10/28/29(a)	1,200	1,196,268
7.25%, 05/18/31(a)	2,000	1,975,000
		3,171,268
Singapore — 0.8%
GLP Pte. Ltd.
7.87%, (5-year CMT + 3.74%)(a)(d)(i)	1,200	730,500
9.75%, 05/20/28(a)	1,400	1,264,956
Puma International Financing SA, 7.75%, 04/25/29(a)	1,000	1,020,800
Singapore Airlines Ltd.
3.38%, 01/19/29(a)	800	775,496
5.25%, 03/21/34(a)	800	799,736
Yinson Production Financial Services Pte. Ltd., 9.63%, 05/03/29(a)(h)	300	314,841
		4,906,329
South Africa — 0.7%
Bidvest Group UK PLC (The), 6.20%, 09/17/32(a)	400	402,500
Eskom Holdings, 6.35%, 08/10/28(a)	800	812,000
Security	Par (000)	Value
South Africa (continued)
Sasol Financing USA LLC
5.50%, 03/18/31	$800	$745,056
8.75%, 05/03/29(a)	700	732,200
8.75%, 04/10/33(a)	400	415,796
Sibanye-Stillwater UK Financing PLC, 6.25%, 11/15/31(a)	400	394,064
Transnet, 8.25%, 02/06/28(a)	600	619,896
		4,121,512
Supranational — 0.1%
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	800	762,240
Switzerland — 0.2%
Consolidated Energy Finance SA
5.63%, 10/15/28(a)	700	676,074
12.00%, 02/15/31(a)	800	832,512
		1,508,586
Tanzania — 0.3%
HTA Group Ltd./Mauritius
6.75%, 04/01/31(a)	800	809,192
7.50%, 06/04/29(a)	1,200	1,227,312
		2,036,504
Thailand — 0.8%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34, (5-year CMT + 1.90%)(a)(i)	1,800	1,708,452
GC Treasury Center Co. Ltd.
6.50%, (5-year CMT + 2.82%)(a)(d)(i)	800	784,160
7.13%, (5-year CMT + 3.16%)(a)(d)(i)	800	785,200
Kasikornbank PCL, 3.34%, 10/02/31, (5-year CMT + 1.70%)(a)(i)	800	796,440
Thaioil Treasury Center Co. Ltd., 6.10%(a)(d)(i)	900	880,875
		4,955,127
Togo — 0.1%
Ecobank Transnational, Inc., 10.13%, 10/15/29(a)	400	441,400
Turkey — 1.9%
ADM Elektrik Dagitim A/S, 9.50%, 02/05/31(a)	200	191,212
Akbank TAS
7.50%, 01/20/30(a)	200	204,938
7.95%, (5-year CMT + 4.22%)(a)(d)(i)	200	192,030
9.37%, (5-year CMT + 5.27%)(a)(d)(i)	200	202,878
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(a)	200	186,196
Arcelik A/S, 8.50%, 09/25/28(a)	200	206,130
Aydem Yenilenebilir Enerji AS, 9.88%, 09/30/30(a)	200	197,782
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)	200	193,384
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(a)	200	205,750
Ford Otomotiv Sanayi A/S, 7.13%, 04/25/29(a)	200	200,200
GDZ Elektrik Dagitim A/S, 9.00%, 10/15/29(a)	200	191,906
Limak Cimento Sanayi ve Ticaret A/S, 9.75%, 07/25/29(a)	200	200,350
Limak Yenilenebilir Enerji A/S, 9.63%, 08/12/30(a)	200	197,582
Mersin Uluslararasi Liman Isletmeciligi A/S, 8.25%, 11/15/28(a)	200	204,174
Pegasus Hava Tasimaciligi A/S, 8.00%, 09/11/31(a)	200	197,823
QNB Bank A/S
5.88%, 02/11/31(a)	200	192,250
7.25%, 05/21/29(a)	200	203,446
Sisecam U.K. PLC
8.25%, 05/02/29(a)	200	203,894

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
8.38%, 01/23/33(a)	$200	$201,190
8.63%, 05/02/32(a)	200	202,122
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31(a)	400	385,748
TT Varlik Kiralama A/S, 6.50%, 10/30/30(a)	200	196,126
Turk Telekomunikasyon A/S
6.95%, 10/07/32(a)	200	197,018
7.38%, 05/20/29(a)	200	202,920
Turkcell Iletisim Hizmetleri A/S
5.80%, 04/11/28(a)	200	200,158
7.45%, 01/24/30(a)	200	204,660
7.65%, 01/24/32(a)	200	205,472
Turkiye Garanti Bankasi A/S
7.63%, 04/15/36, (5-year CMT + 3.87%)(a)(i)	200	196,744
8.13%, 01/03/35, (5-year CMT + 3.84%)(a)(i)	200	201,250
8.13%, 01/08/36, (5-year CMT + 4.33%)(a)(i)	200	201,125
8.38%, 02/28/34, (5-year CMT + 4.09%)(a)(i)	200	202,750
Turkiye Is Bankasi A/S
7.38%, 04/02/36, (5-year CMT + 3.63%)(a)(i)	200	193,704
7.75%, 06/12/29(a)	200	205,838
9.13%, (5-year CMT + 4.63%)(a)(d)(i)	200	200,650
9.19%, 06/29/28, (5-year USD Swap + 5.12%)(a)(i)	200	208,750
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(a)	200	198,125
7.25%, 07/31/30(a)	200	199,658
8.20%, (5-year CMT + 4.44%)(a)(d)(i)	200	192,832
8.99%, 10/05/34, (5-year CMT + 4.67%)(a)(i)	200	204,750
9.00%, 10/12/28(a)	200	210,592
10.12%, (5-year CMT + 5.49%)(a)(d)(i)	200	205,000
TVF Varlik Kiralama A/S, 6.95%, 01/23/30(a)	400	400,172
Ulker Biskuvi Sanayi A/S, 7.88%, 07/08/31(a)	200	203,280
Vestel Elektronik Sanayi ve Ticaret A/S, 9.75%, 05/15/29(a)	200	58,000
WE Soda Investments Holding PLC
9.38%, 02/14/31(a)	200	194,268
9.50%, 10/06/28(a)	400	400,000
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(a)	200	201,280
7.25%, 03/03/30(a)	200	201,572
7.55%, 06/11/36, (5-year CMT + 3.83%)(a)(i)	200	195,312
8.25%, (5-year CMT + 4.44%)(a)(d)(i)	200	193,267
9.25%, 10/16/28(a)	200	211,875
9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(i)	200	206,156
9.38%, (5-year CMT + 5.09%)(a)(d)(i)	200	201,186
9.74%, (5-year CMT + 5.50%)(a)(d)(i)	200	203,472
Zorlu Enerji Elektrik Uretim A/S, 11.00%, 04/23/30(a)	400	297,452
		11,556,399
Ukraine — 0.2%
Metinvest BV, 7.75%, 10/17/29(a)	600	558,000
MHP Lux SA, 10.50%, 07/28/29(a)	600	623,250
		1,181,250
United Arab Emirates — 2.9%
Abu Dhabi Commercial Bank PJSC, 8.00%, (5-year CMT + 3.52%)(a)(d)(i)	900	931,725
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.06%)(a)(d)(i)	1,000	1,017,500
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)	1,000	975,750
Alpha Star Holding X Ltd., 6.13%, 08/05/29(a)	800	757,992
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(a)	800	803,000
Binghatti Sukuk 2 Spv Ltd.
7.75%, 07/02/29(a)	800	713,344
Security	Par (000)	Value
United Arab Emirates (continued)
8.38%, 08/12/31(a)	$600	$489,000
Binghatti Sukuk 2 SPV Ltd., 8.13%, 08/07/30(a)	600	506,400
DIB Tier 1 Sukuk 6 Ltd., 5.25%, (6 year USD CMT + 1.33%)(a)(d)(i)	600	596,394
DIB Tier 1 Sukuk 7 Ltd., Series ., 6.25%, (6 year USD CMT + 1.91%)(a)(d)(i)	1,400	1,409,450
Emirates NBD Bank PJSC
4.25%, (6 year USD CMT + 3.16%)(a)(d)(i)	1,000	985,960
6.25%, (6 year USD CMT + 1.84%)(a)(d)(i)	1,200	1,207,896
6.25%, (6 year USD CMT + 2.18%)(a)(d)(i)	1,000	1,006,409
Ittihad International II Ltd., 7.38%, 11/13/30(a)	800	799,384
MAF Global Securities Ltd., 5.75%, (5-year CMT + 2.05%)(a)(d)(i)	600	559,524
Mashreqbank PSC
6.25%, (5-year CMT + 2.52%)(a)(d)(i)	800	784,648
7.13%, (5-year CMT + 2.71%)(a)(d)(i)	600	605,250
Omniyat Sukuk 1 Ltd.
7.25%, 03/04/31(a)	1,000	855,000
8.38%, 05/06/28(a)	400	382,400
SIB Tier 1 Sukuk Iind Ltd., 6.13%, (6 year USD CMT + 1.96%)(a)(d)(i)	400	403,704
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(a)	1,000	915,500
Sobha Sukuk Ltd.
8.00%, 02/19/29(a)	600	576,000
8.75%, 07/17/28(a)	600	588,445
		17,870,675
United Kingdom — 1.9%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	800	818,000
Avianca Midco 2 PLC
9.63%, 02/14/30(a)	400	385,120
10.25%, 01/07/32(h)	200	187,736
Standard Chartered PLC
4.30%, (5-year CMT + 3.14%)(a)(d)(i)	2,000	1,919,180
4.75%, (5-year CMT + 3.81%)(a)(d)(i)	1,600	1,492,688
7.00%, (5-year CMT + 2.67%)(a)(d)(i)	400	396,700
7.00%, (5-year CMT + 2.67%)(d)(h)(i)	1,000	991,750
7.00%, (5-year CMT + 2.87%)(a)(d)(i)	1,400	1,389,248
7.63%, (5-year CMT + 3.02%)(a)(d)(i)	1,500	1,558,290
7.75%, (5-year CMT + 4.98%)(a)(d)(i)	1,200	1,227,336
7.88%, (5-year CMT + 3.57%)(a)(d)(i)	1,400	1,468,054
Trident Energy Finance PLC, 12.50%, 11/30/29(a)	200	211,360
		12,045,462
United States — 0.3%
Canpack Group, Inc., 6.00%, 05/15/31	1,000	993,500
Playtika Holding Corp., 4.25%, 03/15/29(a)(c)	800	726,250
		1,719,750
Zambia — 1.1%
First Quantum Minerals Ltd.
6.38%, 02/15/36(a)	2,100	2,023,980
7.25%, 02/15/34(a)	1,400	1,423,188
8.00%, 03/01/33(a)	1,400	1,451,702
8.63%, 06/01/31(a)	1,800	1,867,500
		6,766,370
Total Corporate Bonds & Notes — 48.4% (Cost: $301,977,200)		301,483,175

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Foreign Government Obligations
Angola — 2.5%
Angolan Government International Bonds
8.00%, 11/26/29(a)	$2,100	$2,144,625
8.75%, 04/14/32(a)	2,100	2,141,034
9.13%, 11/26/49(a)	1,800	1,679,850
9.24%, 01/15/31(a)	2,200	2,301,794
9.38%, 03/31/33(a)	2,200	2,261,204
9.38%, 05/08/48(a)	2,400	2,300,856
9.88%, 03/31/37(a)	2,800	2,904,188
		15,733,551
Argentina — 3.0%
Argentine Republic Government International Bonds
0.75%, 07/09/30(b)	4,080	3,563,779
1.00%, 07/09/29	770	689,297
3.50%, 07/09/41(b)(c)	4,168	3,082,686
4.38%, 07/09/46(b)	697	517,350
4.75%, 07/09/35(b)(c)	8,560	6,758,120
5.00%, 01/09/38(b)(c)	4,761	3,927,780
		18,539,012
Bahrain — 2.9%
Bahrain Government International Bonds
5.25%, 01/25/33(a)	1,000	880,910
5.45%, 09/16/32(a)	1,000	893,400
5.63%, 09/30/31(a)	800	732,968
5.63%, 05/18/34(a)	1,000	876,820
6.00%, 09/19/44(a)	1,000	797,880
6.63%, 10/06/37(a)	1,000	899,510
6.75%, 09/20/29(a)	1,200	1,167,000
7.00%, 10/12/28(a)	1,500	1,489,530
7.10%, 02/03/38(a)	1,200	1,115,976
7.13%, 02/25/37(e)(f)(h)	400	377,868
7.38%, 05/14/30(a)	800	792,000
7.50%, 02/12/36(a)	1,000	973,910
7.75%, 04/18/35(a)	800	792,880
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(a)	750	692,445
3.95%, 09/16/27(a)	700	678,559
5.87%, 02/06/34(a)	1,200	1,120,500
5.88%, 06/05/32(a)	1,000	946,400
6.00%, 02/12/31(a)	800	766,120
6.25%, 10/18/30(a)	800	778,496
6.25%, 07/07/33(a)	1,600	1,546,992
		18,320,164
Benin — 0.3%
Benin Government International Bonds, 7.96%, 02/13/38(a)	1,600	1,655,024
Bolivia — 0.2%
Bolivia Government Bonds, 9.45%, 05/14/31(a)	1,400	1,421,000
Brazil — 2.5%
Brazil Government International Bonds, 5.50%, 02/04/33	600	582,096
Brazilian Government International Bonds
3.75%, 09/12/31(c)	450	413,595
3.88%, 06/12/30	1,100	1,044,703
4.50%, 05/30/29(c)	800	795,128
4.63%, 01/13/28	900	900,747
4.75%, 01/14/50(c)	1,050	742,949
5.00%, 01/27/45(c)	1,100	848,771
Security	Par (000)	Value
Brazil (continued)
5.50%, 11/06/30(c)	$700	$702,625
5.63%, 01/07/41(c)	800	720,600
5.63%, 02/21/47	1,000	818,470
6.00%, 10/20/33(c)	700	695,191
6.13%, 01/22/32(c)	600	607,200
6.13%, 03/15/34	700	694,050
6.25%, 03/18/31	600	618,450
6.25%, 05/22/36	1,100	1,065,625
6.63%, 03/15/35	1,600	1,615,712
7.13%, 01/20/37(c)	500	527,375
7.13%, 05/13/54(c)	600	573,960
7.25%, 01/12/56(c)	1,100	1,053,662
8.25%, 01/20/34	500	558,055
		15,578,964
Colombia — 2.0%
Colombia Government International Bonds
3.00%, 01/30/30	500	455,000
3.13%, 04/15/31	1,000	880,130
3.25%, 04/22/32	800	686,000
4.50%, 03/15/29	800	779,584
5.00%, 06/15/45	900	684,000
5.20%, 05/15/49(c)	850	643,875
5.38%, 01/21/29	800	797,600
5.63%, 02/26/44	900	747,450
6.13%, 01/21/31	800	801,600
6.13%, 01/18/41(c)	1,000	907,000
6.50%, 01/21/33	800	801,200
7.38%, 04/25/30	800	838,096
7.38%, 09/18/37(c)	750	777,750
7.50%, 02/02/34	1,000	1,048,800
7.75%, 11/07/36(c)	1,000	1,068,460
8.00%, 04/20/33	689	742,969
		12,659,514
Costa Rica — 1.5%
Costa Rica Government International Bonds
6.13%, 02/19/31(a)	1,600	1,638,592
6.55%, 04/03/34(a)	2,200	2,307,536
7.00%, 04/04/44(a)	1,450	1,522,978
7.16%, 03/12/45(a)	1,800	1,916,964
7.30%, 11/13/54(a)	2,095	2,266,518
		9,652,588
Dominican Republic — 3.3%
Dominican Republic International Bonds
4.50%, 01/30/30(a)	1,450	1,390,898
4.88%, 09/23/32(a)	2,250	2,108,047
5.30%, 01/21/41(a)	1,200	1,037,280
5.50%, 02/22/29(a)	1,300	1,293,695
5.75%, 03/17/34(a)	1,050	1,017,566
5.88%, 10/28/35(a)	1,250	1,206,637
5.88%, 01/30/60(a)	2,350	1,985,750
6.00%, 07/19/28(a)	850	858,866
6.00%, 02/22/33(a)	1,200	1,190,556
6.15%, 05/17/38	1,050	1,006,238
6.40%, 06/05/49(a)	1,050	979,608
6.50%, 02/15/48(a)	750	709,448
6.85%, 01/27/45(a)	1,400	1,378,132
6.95%, 03/15/37(a)	1,500	1,540,386
7.05%, 02/03/31(a)	875	909,768
7.15%, 02/24/55(a)	800	811,152

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Dominican Republic (continued)
7.45%, 04/30/44(a)	$1,100	$1,154,868
		20,578,895
Ecuador — 2.8%
Ecuador Government International Bonds
6.00%, 07/31/40(a)(b)	4,003	3,228,816
6.90%, 07/31/35(a)(b)	8,225	7,407,406
8.75%, 01/29/34(a)	3,820	3,789,822
9.25%, 01/29/39(a)	3,235	3,219,891
		17,645,935
Egypt — 3.2%
Egypt Government International Bonds
5.80%, 09/30/27(a)	800	797,256
5.88%, 02/16/31(a)	1,400	1,341,200
6.59%, 02/21/28(a)	1,200	1,204,404
7.05%, 01/15/32(a)	1,000	984,500
7.30%, 09/30/33(a)	1,100	1,076,075
7.50%, 02/16/61(a)	1,400	1,159,200
7.60%, 03/01/29(a)	1,600	1,637,600
7.63%, 05/29/32(a)	1,600	1,604,800
7.63%, 05/20/34(a)	1,000	989,000
7.90%, 02/21/48(a)	1,450	1,276,000
8.50%, 01/31/47(a)	2,250	2,110,500
8.63%, 02/04/30(a)	1,200	1,261,530
8.70%, 03/01/49(a)	1,400	1,331,078
8.88%, 05/29/50(a)	2,000	1,920,000
9.45%, 02/04/33(a)	1,200	1,304,064
		19,997,207
El Salvador — 0.5%
El Salvador Government International Bonds
9.25%, 04/17/30(a)	1,350	1,446,849
9.65%, 11/21/54(a)	1,500	1,710,000
		3,156,849
Ghana — 1.3%
Ghana Government International Bonds
5.00%, 07/03/29(a)(b)	3,056	2,985,159
5.00%, 07/03/35(a)(b)	5,928	5,425,673
		8,410,832
Guatemala — 0.6%
Guatemala Government Bonds
6.13%, 06/01/50(a)	2,100	2,012,052
6.60%, 06/13/36(a)	1,400	1,452,696
		3,464,748
Ivory Coast — 1.6%
Ivory Coast Government International Bonds
6.13%, 06/15/33(a)	1,800	1,749,735
6.75%, 02/25/41(a)	1,800	1,693,206
7.63%, 01/30/33(a)	1,400	1,464,344
8.08%, 04/01/36(a)	2,600	2,764,450
8.25%, 01/30/37(a)	2,200	2,374,108
		10,045,843
Jamaica — 0.8%
Jamaica Government International Bonds
7.88%, 07/28/45(c)	2,700	3,143,846
8.00%, 03/15/39(c)	1,600	1,878,320
		5,022,166
Jordan — 0.8%
Jordan Government International Bonds
5.85%, 07/07/30(a)	1,700	1,698,045
7.38%, 10/10/47(a)	1,400	1,354,136
Security	Par (000)	Value
Jordan (continued)
7.50%, 01/13/29(a)	$1,800	$1,859,688
		4,911,869
Kenya — 1.5%
Republic of Kenya Government International Bonds
6.30%, 01/23/34(a)	1,400	1,241,366
8.25%, 02/28/48(a)	1,400	1,297,800
8.70%, 02/26/39(a)	2,000	1,921,320
9.50%, 03/05/36(a)	2,200	2,269,828
9.75%, 02/16/31(a)	2,300	2,439,702
		9,170,016
Lebanon — 0.5%
Lebanon Government International Bonds
6.00%, 01/27/23(a)(e)(f)	1,400	373,114
6.10%, 10/04/22(a)(e)(f)	1,170	309,500
6.10%, 10/04/24(a)	730	193,107
6.60%, 11/27/26(a)(e)(f)	2,160	577,800
6.65%, 02/26/30(a)(e)(f)	1,960	535,080
6.75%, 11/29/27(a)(e)(f)	1,320	355,872
6.85%, 03/23/27(a)(e)(f)	1,600	435,634
7.00%, 03/23/32(a)(e)(f)	1,425	389,025
		3,169,132
Morocco — 1.0%
Morocco Government International Bonds
3.00%, 12/15/32(a)	1,600	1,374,624
4.00%, 12/15/50(a)	1,700	1,167,543
5.95%, 03/08/28(a)	1,600	1,618,560
6.50%, 09/08/33(a)	1,700	1,776,483
		5,937,210
Nigeria — 2.8%
Nigeria Government International Bonds
6.13%, 09/28/28(a)	1,400	1,402,324
6.50%, 11/28/27(a)	800	805,600
7.14%, 02/23/30(a)	1,300	1,328,438
7.38%, 09/28/33(a)	1,400	1,431,738
7.63%, 11/28/47(a)	1,600	1,557,600
7.70%, 02/23/38(a)	1,200	1,223,400
7.88%, 02/16/32(a)	1,400	1,472,240
8.25%, 09/28/51(a)	1,200	1,216,044
8.38%, 03/24/29(a)	1,400	1,475,600
8.63%, 01/13/36(a)	1,200	1,305,600
8.75%, 01/21/31(a)	1,000	1,076,250
9.13%, 01/13/46(a)	1,200	1,327,200
10.38%, 12/09/34(a)	1,600	1,907,120
		17,529,154
Pakistan — 0.9%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	1,400	1,422,750
Pakistan Government International Bonds
6.88%, 12/05/27(a)	2,150	2,162,470
7.38%, 04/08/31(a)	2,000	1,960,000
		5,545,220
Senegal — 0.4%
Senegal Government International Bonds
6.25%, 05/23/33(a)	1,500	785,265
6.75%, 03/13/48(a)	1,400	714,000
7.75%, 06/10/31(a)	1,500	805,575
		2,304,840

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Serbia — 1.1%
Serbia International Bonds
2.13%, 12/01/30(a)	$1,535	$1,333,117
5.50%, 05/06/36(a)	1,800	1,716,678
6.00%, 06/12/34(a)	2,000	2,003,080
6.50%, 09/26/33(a)	1,500	1,552,335
		6,605,210
South Africa — 2.6%
Republic of South Africa Government International Bonds
4.30%, 10/12/28	1,400	1,376,718
4.85%, 09/27/27	800	799,208
4.85%, 09/30/29	1,500	1,480,875
5.00%, 10/12/46	800	602,696
5.38%, 07/24/44	900	734,625
5.65%, 09/27/47	1,200	975,888
5.75%, 09/30/49	2,350	1,907,565
5.88%, 06/22/30	1,100	1,116,638
5.88%, 04/20/32	1,000	1,011,020
6.13%, 12/11/37(a)	1,400	1,338,400
7.10%, 11/19/36(a)	1,500	1,568,640
7.25%, 12/11/55(a)	1,400	1,335,418
7.30%, 04/20/52	1,100	1,064,085
7.95%, 11/19/54(a)	1,100	1,140,425
		16,452,201
Sri Lanka — 1.4%
Sri Lanka Government International Bonds
3.10%, 01/15/30(a)(b)	1,391	1,410,034
3.35%, 03/15/33(a)(b)	2,978	2,818,106
3.60%, 06/15/35(a)(b)	2,082	1,712,165
3.85%, 02/15/38(a)(b)	2,886	2,904,001
		8,844,306
Suriname — 0.3%
Suriname Government International Bonds, 8.50%, 11/06/35(a)	1,825	1,965,178
Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bonds, 6.50%, 01/28/36(a)	1,400	1,416,926
Turkey — 4.2%
Hazine Mustesarligi Varlik Kiralama A/S
6.50%, 04/26/30(a)	800	801,750
6.70%, 07/02/32(h)	800	794,168
6.75%, 09/01/30(a)	1,000	1,006,780
8.51%, 01/14/29(a)	700	737,898
Turkiye Government International Bonds
4.88%, 04/16/43	970	704,365
5.13%, 02/17/28	600	592,308
5.25%, 03/13/30	600	575,274
5.75%, 05/11/47(c)	1,000	772,070
5.88%, 06/26/31	700	673,792
5.95%, 01/15/31	800	777,536
6.00%, 01/14/41(c)	900	767,637
6.13%, 10/24/28	900	899,577
6.30%, 03/14/33	600	575,160
6.38%, 05/22/31	600	588,780
6.50%, 09/20/33(c)	500	482,655
6.50%, 01/03/35	1,100	1,049,378
6.63%, 02/17/45(c)	1,000	875,470
6.75%, 05/30/40(c)	700	655,144
6.80%, 11/04/36	800	768,384
Security	Par (000)	Value
Turkey (continued)
6.88%, 03/17/36(c)	$900	$874,386
6.88%, 01/14/38(c)	400	380,592
6.95%, 09/16/35	600	585,540
7.13%, 02/12/32	800	806,424
7.13%, 07/17/32(c)	600	602,934
7.25%, 05/29/32	600	606,174
7.25%, 03/05/38	350	350,987
7.63%, 04/26/29	1,000	1,034,860
7.63%, 05/15/34	1,000	1,026,420
8.00%, 02/14/34(c)	450	475,745
8.60%, 09/24/27	600	618,750
9.13%, 07/13/30	700	759,584
9.38%, 03/14/29	700	752,815
9.38%, 01/19/33	1,000	1,115,590
9.88%, 01/15/28	1,200	1,265,436
11.88%, 01/15/30(c)	500	585,970
		25,940,333
Ukraine — 2.1%
Ukraine Government International Bonds
3.00%, 02/01/34(a)(b)	2,086	1,186,913
3.00%, 02/01/35(a)(b)	1,728	1,034,384
3.00%, 02/01/36(a)(b)	1,428	851,748
4.00%, 02/01/32(a)(b)	3,700	3,065,820
4.50%, 02/01/29(a)(b)	864	732,198
4.50%, 02/01/34(a)(b)	3,300	2,304,435
6.00%, 02/01/35(a)(b)	3,035	2,081,272
6.00%, 02/01/36(a)(b)	2,699	1,839,759
		13,096,529
United Kingdom — 0.1%
Avianca Midco 2 PLC, 9.50%, 01/28/31	400	375,192
Total Foreign Government Obligations — 48.9% (Cost: $302,633,999)		305,145,608
Total Long-Term Investments — 97.3% (Cost: $604,611,199)		606,628,783
	Shares
Short-Term Securities
Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(j)(k)(l)	47,767,922	47,782,253
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(j)(k)	12,460,000	12,460,000
Total Short-Term Securities — 9.7% (Cost: $60,240,826)		60,242,253
Total Investments — 107.0% (Cost: $664,852,025)		666,871,036
Liabilities in Excess of Other Assets — (7.0)%		(43,527,531)
Net Assets — 100.0%		$623,343,505

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	All or a portion of this security is on loan.
(d)	Perpetual security with no stated maturity date.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$57,552,456	$—	$(9,760,148)(a)	$(13,192)	$3,137	$47,782,253	47,767,922	$210,608 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,130,000	6,330,000 (a)	—	—	—	12,460,000	12,460,000	159,776	—
				$(13,192)	$3,137	$60,242,253		$370,384	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$301,483,175	$—	$301,483,175
Foreign Government Obligations	—	305,145,608	—	305,145,608

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM High Yield Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$60,242,253	$—	$—	$60,242,253
	$60,242,253	$606,628,783	$—	$666,871,036

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
GOL	General Obligation Limited

PIK	Payment-in-kind
PJSC	Public Joint Stock Company